Kirkpatrick & Lockhart LLP                        1800 Massachusetts Avenue, NW
                                                  Second Floor
                                                  Washington, DC 20036-1800
                                                  202.778.9000
                                                  www.kl.com

                                                  Alexandra LaFrankie
                                                  202.778.9481
                                                  Fax:  202.778.9100
                                                  alafrankie@kl.com


                                 January 6, 2003

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Growth and Income Trust
                  File Nos. 33-7559 and 811-4767
                  ------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 25 ("PEA No. 25") to its Registration Statement on Form N-1A and that PEA No. 25 was filed electronically.

         If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.


                                Very truly yours,


                                /s/Alexandra C. LaFrankie

                                Alexandra C. LaFrankie






cc:  Donald H. Glassman
      Heritage Asset Management, Inc.